Schedule II-Valuation and Qualifying Accounts (Details) (Allowance for Doubtful Accounts, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts
Balance at beginning of period	$ 46	$ 52	$ 56
Charges (credits) to cost and expenses	4	(4)	6
Charged to other accounts	(3)	(2)	(10)
Balance at end of period	$ 47	$ 46	$ 52